Parent Company Only Condensed Financial Information - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Sales and marketing expenses	¥ (67,018)	$ (10,271)	¥ (108,858)	¥ (103,293)
General and administrative expenses	(210,401)	(32,245)	(104,471)	(173,872)
Research and development expenses	(35,215)	(5,397)	(45,038)	(36,889)
Total operating expenses	(321,358)	(49,250)	(292,985)	(315,961)
Operating loss	(331,557)	(50,813)	(192,212)	(235,792)
Other income	11,890	1,822	3,311	3,235
Foreign exchange income	5,459	837	185	(3,033)
Loss before income tax	(325,580)	(49,897)	(193,083)	(254,639)
Income tax expenses	(2,458)	(377)	(465)	0
Net loss	(327,997)	(50,268)	(193,548)	(254,639)
Foreign currency translation adjustments, net of tax of nil	20,876	3,199	316	0
Less: comprehensive loss attributable to non-controlling interest	(41)	(6)	0	0
Parent Company
Condensed Statement of Income Captions [Line Items]
Sales and marketing expenses	(23,557)	(3,610)	(6,860)	(7,942)
General and administrative expenses	(164,752)	(25,250)	(38,428)	(109,956)
Research and development expenses	(8,537)	(1,308)	(3,359)	(6,124)
Total operating expenses	(196,846)	(30,168)	(48,647)	(124,022)
Operating loss	(196,846)	(30,168)	(48,647)	(124,022)
Other income	3,263	500
Foreign exchange income	3		262
Share of losses from subsidiaries, the VIEs and subsidiary of the VIE	(127,691)	(19,569)	(145,163)	(130,617)
Loss before income tax	(321,271)	(49,237)	(193,548)	(254,639)
Income tax expenses	6,726	1,031
Net loss	(327,997)	(50,268)	(193,548)	(254,639)
Foreign currency translation adjustments, net of tax of nil	20,876	3,199	316
Less: comprehensive loss attributable to non-controlling interest	¥ (307,121)	$ (47,069)	¥ (193,232)	¥ (254,639)